Geographic Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 68,617	$ 71,206	$ 65,221
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	68,617	71,206	65,221
Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	65,250	70,872
Canada [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	58,958	63,314	59,104
Canada [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	65,134	70,623
Europe [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	9,659	7,892	$ 6,117
Europe [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	100	233
Other [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 16	$ 16